Trading assets and liabilities (Detail 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 14,600	$ 204,420
Asset, Fair Value	0	119
Liability, Fair Value	72	32,304
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	14,000	35,291
Asset, Fair Value	0	0
Liability, Fair Value	65	100
Cross Currency Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	600	155,081
Asset, Fair Value	0	49
Liability, Fair Value	7	32,182
Forward Foreign Exchange [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	7,152
Asset, Fair Value	0	50
Liability, Fair Value	0	22
Future [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	6,896
Asset, Fair Value	0	20
Liability, Fair Value	$ 0	$ 0